Quarterly Holdings Report

for

Fidelity® Small-Mid Factor ETF

October 31, 2019

SFE-QTLY-1219

1.9892236.100

Schedule of Investments October 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.9%

	Shares	Value
COMMUNICATION SERVICES – 3.7%
Diversified Telecommunication Services – 0.1%
Cogent Communications Holdings, Inc.	178	$10,438

Entertainment – 0.9%
Cinemark Holdings, Inc.	357	13,066
Live Nation Entertainment, Inc. (a)	339	23,899
Rosetta Stone, Inc. (a)	318	6,093
The Marcus Corp.	227	8,195
Zynga, Inc. Class A (a)	2,512	15,499

		66,752

Interactive Media & Services – 0.2%
Match Group, Inc.	179	13,065

Media – 2.2%
Altice USA, Inc. Class A (a)	455	14,082
AMC Networks, Inc. Class A (a)	206	8,971
Cable One, Inc.	14	18,555
DISH Network Corp. Class A (a)	653	22,450
Meredith Corp.	188	7,088
MSG Networks, Inc. Class A (a)	458	7,424
National CineMedia, Inc.	1,019	8,555
Nexstar Media Group, Inc. Class A	145	14,107
Scholastic Corp.	236	9,086
Sinclair Broadcast Group, Inc. Class A	257	10,239
Sirius XM Holdings, Inc.	3,341	22,452
TEGNA, Inc.	813	12,219
The New York Times Co. Class A	436	13,473

		168,701

Wireless Telecommunication Services – 0.3%
Shenandoah Telecommunications Co.	251	8,072
Telephone & Data Systems, Inc.	373	9,732
United States Cellular Corp. (a)	164	6,104

		23,908

TOTAL COMMUNICATION SERVICES		282,864

CONSUMER DISCRETIONARY – 13.1%
Auto Components – 0.6%
Cooper Tire & Rubber Co.	329	9,291
Dorman Products, Inc. (a)	146	10,505
Fox Factory Holding Corp. (a)	151	9,202
Gentex Corp.	711	19,943

		48,941

Automobiles – 0.2%
Harley-Davidson, Inc.	481	18,716

Distributors – 0.7%
LKQ Corp. (a)	823	27,974
Pool Corp.	107	22,192

		50,166

Diversified Consumer Services – 1.5%
American Public Education, Inc. (a)	226	4,909
Bright Horizons Family Solutions, Inc. (a)	149	22,129
Carriage Services, Inc.	314	8,089

	Shares	Value
Graham Holdings Co. Class B	17	$10,704
Grand Canyon Education, Inc. (a)	142	13,058
H&R Block, Inc.	607	15,169
K12, Inc. (a)	282	5,581
Laureate Education, Inc. Class A (a)	511	7,897
Service Corp. International	468	21,285
Strategic Education, Inc.	76	9,350

		118,171

Hotels, Restaurants & Leisure – 3.5%
BJ’s Restaurants, Inc.	200	7,918
Bloomin’ Brands, Inc.	543	10,757
Brinker International, Inc.	233	10,357
Choice Hotels International, Inc.	138	12,210
Churchill Downs, Inc.	117	15,209
Cracker Barrel Old Country Store, Inc.	81	12,595
Denny’s Corp. (a)	407	8,189
Dine Brands Global, Inc.	108	7,900
Dunkin’ Brands Group, Inc.	232	18,240
Extended Stay America, Inc.	748	10,629
Hyatt Hotels Corp. Class A	162	12,108
Jack in the Box, Inc.	135	11,343
Planet Fitness, Inc. Class A (a)	241	15,342
Ruth’s Hospitality Group, Inc.	347	7,141
SeaWorld Entertainment, Inc. (a)	335	8,851
Six Flags Entertainment Corp.	252	10,632
Texas Roadhouse, Inc.	237	13,390
The Cheesecake Factory, Inc.	223	9,319
Vail Resorts, Inc.	99	23,005
Wendy’s Co.	696	14,741
Wingstop, Inc.	125	10,429
Wyndham Destinations, Inc.	323	14,990

		265,295

Household Durables – 2.8%
Ethan Allen Interiors, Inc.	394	7,766
Garmin Ltd.	302	28,313
Helen of Troy Ltd. (a)	92	13,778
La-Z-Boy, Inc.	283	10,049
Leggett & Platt, Inc.	402	20,623
M.D.C. Holdings, Inc.	269	10,413
M/I Homes, Inc. (a)	228	10,073
Meritage Homes Corp. (a)	168	12,111
Mohawk Industries, Inc. (a)	166	23,801
PulteGroup, Inc.	667	26,173
Taylor Morrison Home Corp. Class A (a)	503	12,600
Toll Brothers, Inc.	425	16,902
TopBuild Corp. (a)	139	14,446
Tupperware Brands Corp.	517	4,979

		212,027

Leisure Products – 0.3%
Malibu Boats, Inc. Class A (a)	265	8,644
MasterCraft Boat Holdings, Inc. (a)	446	7,025

2

Common Stocks – continued

	Shares	Value
CONSUMER DISCRETIONARY – continued
Leisure Products – continued
Sturm, Ruger & Co., Inc.	174	$7,962

		23,631

Specialty Retail – 2.1%
Aarons, Inc.	227	17,009
Asbury Automotive Group, Inc. (a)	106	10,932
Bed Bath & Beyond, Inc.	967	13,248
Dick’s Sporting Goods, Inc.	319	12,419
Foot Locker, Inc.	371	16,142
Hibbett Sports, Inc. (a)	403	9,615
Lithia Motors, Inc. Class A	91	14,331
Monro, Inc.	137	9,605
Murphy USA, Inc. (a)	131	15,449
Rent-A-Center, Inc.	318	8,227
Sally Beauty Holdings, Inc. (a)	694	10,757
The Buckle, Inc.	386	8,075
Williams-Sonoma, Inc.	245	16,363

		162,172

Textiles, Apparel & Luxury Goods – 1.4%
Carter’s, Inc.	157	15,738
Columbia Sportswear Co.	116	10,492
Deckers Outdoor Corp. (a)	96	14,678
Hanesbrands, Inc.	1,080	16,427
Ralph Lauren Corp.	165	15,850
Skechers U.S.A., Inc. Class A (a)	422	15,770
Steven Madden Ltd.	354	14,578

		103,533

TOTAL CONSUMER DISCRETIONARY		1,002,652

CONSUMER STAPLES – 3.4%
Beverages – 0.5%
Brown-Forman Corp. Class B	408	26,732
The Boston Beer Co., Inc. Class A (a)	32	11,983

		38,715

Food & Staples Retailing – 0.5%
Casey’s General Stores, Inc.	103	17,593
US Foods Holding Corp. (a)	567	22,493

		40,086

Food Products – 1.5%
Campbell Soup Co.	492	22,785
Flowers Foods, Inc.	586	12,728
Ingredion, Inc.	202	15,958
J&J Snack Foods Corp.	60	11,446
Lancaster Colony Corp.	75	10,438
Pilgrim’s Pride Corp. (a)	299	9,078
Post Holdings, Inc. (a)	178	18,316
The Simply Good Foods Co. (a)	315	7,730
Tootsie Roll Industries, Inc.	197	6,753

		115,232

Household Products – 0.2%
WD-40 Co.	59	11,057

	Shares	Value
Personal Products – 0.6%
Herbalife Nutrition Ltd. (a)	338	$15,099
Medifast, Inc.	76	8,431
Nu Skin Enterprises, Inc. Class A	257	11,457
USANA Health Sciences, Inc. (a)	112	8,300

		43,287

Tobacco – 0.1%
Universal Corp.	148	8,110

TOTAL CONSUMER STAPLES		256,487

ENERGY – 2.2%
Energy Equipment & Services – 0.7%
Cactus, Inc. Class A (a)	439	13,047
DMC Global, Inc.	243	10,872
FTS International, Inc. (a)	3,416	5,192
Liberty Oilfield Services, Inc. Class A	868	7,994
ProPetro Holding Corp. (a)	773	5,991
Solaris Oilfield Infrastructure, Inc. Class A	868	9,236

		52,332

Oil, Gas & Consumable Fuels – 1.5%
Arch Coal, Inc. Class A	173	13,648
CONSOL Energy, Inc. (a)	584	7,726
CVR Energy, Inc.	268	12,709
Delek US Holdings, Inc.	395	15,780
Magnolia Oil & Gas Corp. Class A (a)	1,207	11,853
Peabody Energy Corp.	725	7,634
REX American Resources Corp. (a)	156	12,623
Teekay Tankers Ltd. Class A (a)	9,906	20,208
World Fuel Services Corp.	406	16,959

		119,140

TOTAL ENERGY		171,472

FINANCIALS – 16.0%
Banks – 5.1%
Amalgamated Bank Class A	427	7,776
Bank of Hawaii Corp.	160	13,970
Bank OZK	468	13,132
Cathay General Bancorp	344	12,236
Central Pacific Financial Corp.	295	8,531
CIT Group, Inc.	341	14,625
City Holding Co.	127	10,076
Commerce Bancshares, Inc.	301	19,372
Community Trust Bancorp, Inc.	207	9,069
ConnectOne Bancorp, Inc.	374	9,081
Eagle Bancorp, Inc.	242	10,924
First BanCorp	1,084	11,404
First Citizens BancShares, Inc. Class A	32	15,741
First Foundation, Inc.	550	8,806
First Horizon National Corp.	1,031	16,465
Fulton Financial Corp.	760	12,966
Great Southern Bancorp, Inc.	147	8,882
Hanmi Financial Corp.	397	7,642

3

Schedule of Investments (Unaudited) – continued

Common Stocks – continued

	Shares	Value
FINANCIALS – continued
Banks – continued
Hilltop Holdings, Inc.	451	$10,535
Independent Bank Corp./MI	394	8,869
Lakeland Financial Corp.	201	9,357
OFG Bancorp	398	8,083
Peapack Gladstone Financial Corp.	284	8,293
Popular, Inc.	310	16,883
Preferred Bank	159	8,476
Signature Bank	153	18,103
Sterling Bancorp	757	14,875
Stock Yards Bancorp, Inc.	227	9,066
Synovus Financial Corp.	499	16,901
The Bancorp, Inc. (a)	822	8,960
Trico Bancshares	243	9,144
Univest Financial Corp.	315	8,111
WesBanco, Inc.	295	11,089
Western Alliance Bancorp	330	16,279

		393,722

Capital Markets – 2.2%
Artisan Partners Asset Management, Inc. Class A	343	9,381
Cohen & Steers, Inc.	175	11,452
FactSet Research Systems, Inc.	94	23,831
Federated Investors, Inc. Class B	380	12,137
Hamilton Lane, Inc. Class A	154	9,182
LPL Financial Holdings, Inc.	244	19,725
MarketAxess Holdings, Inc.	89	32,805
Morningstar, Inc.	80	12,947
SEI Investments Co.	359	21,511
Victory Capital Holdings, Inc. Class A	419	6,520
Waddell & Reed Financial, Inc. Class A	572	9,472

		168,963

Consumer Finance – 0.5%
Credit Acceptance Corp. (a)	37	16,199
FirstCash, Inc.	150	12,659
Regional Management Corp. (a)	284	8,216

		37,074

Diversified Financial Services – 0.4%
FGL Holdings	1,236	11,161
Voya Financial, Inc.	415	22,393

		33,554

Insurance – 4.9%
American Financial Group, Inc.	199	20,704
American National Insurance Co.	75	8,998
AMERISAFE, Inc.	142	9,021
Argo Group International Holdings Ltd.	163	10,085
Assured Guaranty Ltd.	356	16,704
Athene Holding Ltd. Class A (a)	408	17,687
Brighthouse Financial, Inc. (a)	412	15,557
Brown & Brown, Inc.	617	23,249
Employers Holdings, Inc.	222	9,399

	Shares	Value
Erie Indemnity Co. Class A	68	$12,530
First American Financial Corp.	323	19,955
Heritage Insurance Holdings, Inc.	566	7,539
James River Group Holdings Ltd.	203	7,269
Kemper Corp.	192	13,801
Kinsale Capital Group, Inc.	113	11,946
Mercury General Corp.	173	8,314
National Western Life Group, Inc. Class A	31	8,451
Old Republic International Corp.	823	18,386
Primerica, Inc.	137	17,287
RenaissanceRe Holdings Ltd.	111	20,777
RLI Corp.	149	14,501
Safety Insurance Group, Inc.	98	9,526
Selective Insurance Group, Inc.	198	13,686
The Hanover Insurance Group, Inc.	130	17,122
Unum Group	632	17,405
WR Berkley Corp.	362	25,304

		375,203

Mortgage Real Estate Investment Trusts (REITs) – 1.8%
Apollo Commercial Real Estate Finance, Inc.	585	10,705
Arbor Realty Trust, Inc.	700	9,562
Ares Commercial Real Estate Corp.	511	7,921
Arlington Asset Investment Corp. Class A	1,149	6,641
Blackstone Mortgage Trust, Inc. Class A	414	15,028
Capstead Mortgage Corp.	1,008	7,792
Chimera Investment Corp.	710	14,385
Granite Point Mortgage Trust, Inc.	452	8,407
KKR Real Estate Finance Trust, Inc.	404	8,100
MFA Financial, Inc.	1,789	13,579
New York Mortgage Trust, Inc.	1,469	9,196
Starwood Property Trust, Inc.	806	19,828
TPG RE Finance Trust, Inc.	432	8,739

		139,883

Thrifts & Mortgage Finance – 1.1%
Essent Group Ltd.	332	17,294
Meridian Bancorp, Inc.	485	9,487
MGIC Investment Corp.	1,212	16,616
NMI Holdings, Inc. Class A (a)	399	11,671
Oritani Financial Corp.	466	8,695
Radian Group, Inc.	702	17,620

		81,383

TOTAL FINANCIALS		1,229,782

HEALTH CARE – 11.3%
Biotechnology – 1.7%
Anika Therapeutics, Inc. (a)	156	10,981
Arena Pharmaceuticals, Inc. (a)	203	9,889
Arrowhead Pharmaceuticals, Inc. (a)	399	15,980
BioSpecifics Technologies Corp. (a)	134	6,490
Enanta Pharmaceuticals, Inc. (a)	123	7,488
Ionis Pharmaceuticals, Inc. (a)	354	19,725
Myriad Genetics, Inc. (a)	290	9,764

4

Common Stocks – continued

	Shares	Value
HEALTH CARE – continued
Biotechnology – continued
PDL BioPharma, Inc. (a)	2,733	$7,707
Repligen Corp. (a)	145	11,526
United Therapeutics Corp. (a)	166	14,914
Vanda Pharmaceuticals, Inc. (a)	540	7,295
Veracyte, Inc. (a)	315	7,223

		128,982

Health Care Equipment & Supplies – 3.5%
Atrion Corp.	12	10,121
CONMED Corp.	123	13,532
CryoLife, Inc. (a)	311	6,982
Globus Medical, Inc. Class A (a)	289	15,135
Haemonetics Corp. (a)	151	18,230
Hill-Rom Holdings, Inc.	187	19,577
ICU Medical, Inc. (a)	58	9,373
Insulet Corp. (a)	164	23,832
Integer Holdings Corp. (a)	136	10,532
Integra LifeSciences Holdings Corp. (a)	240	13,934
Lantheus Holdings, Inc. (a)	382	7,965
LeMaitre Vascular, Inc.	249	8,615
Masimo Corp. (a)	135	19,682
Meridian Bioscience, Inc.	662	6,481
Merit Medical Systems, Inc. (a)	271	5,598
Mesa Laboratories, Inc.	34	7,744
Neogen Corp. (a)	195	12,687
NuVasive, Inc. (a)	198	13,967
Varex Imaging Corp. (a)	296	8,883
West Pharmaceutical Services, Inc.	185	26,610
Wright Medical Group N.V. (a)	456	9,485

		268,965

Health Care Providers & Services – 2.4%
Addus HomeCare Corp. (a)	107	9,010
Amedisys, Inc. (a)	105	13,494
AMN Healthcare Services, Inc. (a)	222	13,045
Chemed Corp.	47	18,514
CorVel Corp. (a)	100	7,912
Encompass Health Corp.	292	18,694
HealthEquity, Inc. (a)	185	10,506
LHC Group, Inc. (a)	110	12,207
Magellan Health, Inc. (a)	146	9,475
MEDNAX, Inc. (a)	481	10,563
Molina Healthcare, Inc. (a)	167	19,646
National HealthCare Corp.	99	8,136
Patterson Cos., Inc.	515	8,822
The Ensign Group, Inc.	209	8,830
The Pennant Group, Inc. (a)	104	1,871
US Physical Therapy, Inc.	80	11,318

		182,043

Health Care Technology – 0.8%
Computer Programs & Systems, Inc.	295	6,806
HealthStream, Inc. (a)	292	8,193

	Shares	Value
HMS Holdings Corp. (a)	355	$11,605
Inovalon Holdings, Inc. Class A (a)	543	8,487
NextGen Healthcare, Inc. (a)	509	8,605
Omnicell, Inc. (a)	168	11,825
Vocera Communications, Inc. (a)	317	6,315

		61,836

Life Sciences Tools & Services – 1.6%
Bio-Rad Laboratories, Inc. Class A (a)	59	19,566
Bio-Techne Corp.	102	21,233
Bruker Corp.	333	14,819
Charles River Laboratories International, Inc. (a)	141	18,327
Codexis, Inc. (a)	474	6,408
Medpace Holdings, Inc. (a)	138	10,161
NanoString Technologies, Inc. (a)	293	6,622
NeoGenomics, Inc. (a)	442	10,135
PRA Health Sciences, Inc. (a)	182	17,783

		125,054

Pharmaceuticals – 1.3%
ANI Pharmaceuticals, Inc. (a)	99	7,733
BioDelivery Sciences International, Inc. (a)	1,922	11,109
Catalent, Inc. (a)	389	18,925
Horizon Therapeutics PLC (a)	585	16,912
Innoviva, Inc. (a)	725	8,425
Jazz Pharmaceuticals PLC (a)	160	20,101
Phibro Animal Health Corp. Class A	261	6,254
Prestige Consumer Healthcare, Inc. (a)	305	10,815

		100,274

TOTAL HEALTH CARE		867,154

INDUSTRIALS – 16.7%
Aerospace & Defense – 1.6%
Aerojet Rocketdyne Holdings, Inc. (a)	243	10,505
Curtiss-Wright Corp.	123	16,636
HEICO Corp. Class A	276	26,295
Hexcel Corp.	225	16,790
Mercury Systems, Inc. (a)	155	11,417
Moog, Inc. Class A	127	10,631
National Presto Industries, Inc.	69	5,940
Teledyne Technologies, Inc. (a)	84	27,686

		125,900

Airlines – 0.7%
Alaska Air Group, Inc.	309	21,454
JetBlue Airways Corp. (a)	836	16,135
Mesa Air Group, Inc. (a)	577	4,396
Spirit Airlines, Inc. (a)	255	9,578

		51,563

Building Products – 2.3%
AAON, Inc.	182	8,856
Advanced Drainage Systems, Inc.	236	8,737
Allegion PLC	226	26,225
AO Smith Corp.	387	19,226

5

Schedule of Investments (Unaudited) – continued

Common Stocks – continued

	Shares	Value
INDUSTRIALS – continued
Building Products – continued
Armstrong World Industries, Inc.	148	$13,842
Continental Building Products, Inc. (a)	299	8,943
CSW Industrials, Inc.	107	7,406
Fortune Brands Home & Security, Inc.	358	21,498
Lennox International, Inc.	87	21,520
Owens Corning	295	18,078
Simpson Manufacturing Co., Inc.	164	13,553
Universal Forest Products, Inc.	249	12,540

		180,424

Commercial Services & Supplies – 1.9%
ABM Industries, Inc.	251	9,151
Brady Corp. Class A	197	11,099
Deluxe Corp.	209	10,832
Ennis, Inc.	315	6,171
Herman Miller, Inc.	229	10,649
KAR Auction Services, Inc.	453	11,262
Kimball International, Inc. Class B	382	7,778
McGrath RentCorp	123	9,386
MSA Safety, Inc.	117	14,048
Rollins, Inc.	434	16,540
Steelcase, Inc. Class A	483	8,438
Tetra Tech, Inc.	171	14,957
UniFirst Corp.	56	11,247
Viad Corp.	118	7,200

		148,758

Construction & Engineering – 1.3%
Comfort Systems USA, Inc.	200	10,082
EMCOR Group, Inc.	170	14,911
Great Lakes Dredge & Dock Corp. (a)	622	6,687
Jacobs Engineering Group, Inc.	283	26,483
MasTec, Inc. (a)	225	14,161
MYR Group, Inc. (a)	202	6,951
Quanta Services, Inc.	418	17,577

		96,852

Electrical Equipment – 1.3%
Acuity Brands, Inc.	114	14,226
Encore Wire Corp.	136	7,643
Generac Holdings, Inc. (a)	189	18,254
GrafTech International Ltd.	618	7,465
Hubbell, Inc.	143	20,263
Regal-Beloit Corp.	149	11,034
Sensata Technologies Holding PLC (a)	414	21,193

		100,078

Industrial Conglomerates – 0.3%
Carlisle Cos., Inc.	147	22,384

Machinery – 4.3%
AGCO Corp.	193	14,801
Alamo Group, Inc.	68	7,280
Allison Transmission Holdings, Inc.	334	14,566
Crane Co.	158	12,090

	Shares	Value
Donaldson Co., Inc.	342	$18,037
ESCO Technologies, Inc.	113	9,547
Federal Signal Corp.	283	9,180
Graco, Inc.	415	18,758
Hillenbrand, Inc.	282	8,683
ITT, Inc.	248	14,744
Lincoln Electric Holdings, Inc.	182	16,302
Meritor, Inc. (a)	403	8,878
Mueller Industries, Inc.	300	9,231
Nordson Corp.	134	21,012
Oshkosh Corp.	203	17,332
RBC Bearings, Inc. (a)	79	12,675
Rexnord Corp. (a)	390	11,033
The Middleby Corp. (a)	142	17,175
The Timken Co.	252	12,348
The Toro Co.	266	20,517
Trimas Corp. (a)	264	8,532
WABCO Holdings, Inc. (a)	135	18,174
Watts Water Technologies, Inc. Class A	112	10,444
Woodward, Inc.	150	15,999

		327,338

Professional Services – 1.6%
Barrett Business Services, Inc.	75	6,580
Exponent, Inc.	175	11,118
Forrester Research, Inc.	147	5,068
FTI Consulting, Inc. (a)	122	13,282
Heidrick & Struggles International, Inc.	221	6,290
Insperity, Inc.	122	12,887
Kforce, Inc.	201	8,223
Korn Ferry	243	8,916
ManpowerGroup, Inc.	175	15,911
Robert Half International, Inc.	313	17,925
TriNet Group, Inc. (a)	153	8,107
TrueBlue, Inc. (a)	352	8,061

		122,368

Road & Rail – 0.4%
Genesee & Wyoming, Inc. Class A (a)	155	17,210
Landstar System, Inc.	124	14,030

		31,240

Trading Companies & Distributors – 1.0%
BMC Stock Holdings, Inc. (a)	377	10,175
HD Supply Holdings, Inc. (a)	471	18,623
Kaman Corp.	146	8,566
MSC Industrial Direct Co., Inc. Class A	165	12,080
Watsco, Inc.	93	16,396
WESCO International, Inc. (a)	201	10,080

		75,920

TOTAL INDUSTRIALS		1,282,825

INFORMATION TECHNOLOGY – 15.9%
Communications Equipment – 0.4%
Ciena Corp. (a)	369	13,697

6

Common Stocks – continued

	Shares	Value
INFORMATION TECHNOLOGY – continued
Communications Equipment – continued
EchoStar Corp. Class A (a)	197	$7,683
Ubiquiti, Inc. (a)	74	9,368

		30,748

Electronic Equipment, Instruments & Components – 3.1%
Arrow Electronics, Inc. (a)	226	17,917
Avnet, Inc.	316	12,501
AVX Corp.	410	6,281
Badger Meter, Inc.	146	8,439
Benchmark Electronics, Inc.	261	8,848
Dolby Laboratories, Inc. Class A	189	12,158
Fabrinet (a)	160	8,997
FLIR Systems, Inc.	351	18,098
Insight Enterprises, Inc. (a)	154	9,453
Jabil, Inc.	425	15,648
Littelfuse, Inc.	76	13,343
MTS Systems Corp.	118	6,665
National Instruments Corp.	325	13,452
Novanta, Inc. (a)	119	10,597
OSI Systems, Inc. (a)	76	7,542
PC Connection, Inc.	173	8,449
Plexus Corp. (a)	141	10,426
Sanmina Corp. (a)	283	8,697
SYNNEX Corp.	126	14,835
Tech Data Corp. (a)	117	14,215
Vishay Intertechnology, Inc.	545	10,982

		237,543

IT Services – 4.7%
Alliance Data Systems Corp.	116	11,600
Amdocs Ltd.	333	21,712
Black Knight, Inc. (a)	337	21,635
Booz Allen Hamilton Holding Corp.	331	23,292
CACI International, Inc. Class A (a)	68	15,215
Cass Information Systems, Inc.	119	6,820
CoreLogic, Inc. (a)	252	10,203
CSG Systems International, Inc.	160	9,222
EPAM Systems, Inc. (a)	118	20,763
Euronet Worldwide, Inc. (a)	125	17,509
EVERTEC, Inc.	249	7,617
Evo Payments, Inc. Class A (a)	202	5,743
ExlService Holdings, Inc. (a)	137	9,539
Genpact Ltd.	377	14,767
GreenSky, Inc. Class A (a)	521	3,986
I3 Verticals, Inc. Class A (a)	190	3,886
KBR, Inc.	458	12,897
ManTech International Corp. Class A	117	9,264
MAXIMUS, Inc.	184	14,120
NIC, Inc.	338	7,950
Perficient, Inc. (a)	194	7,605
Perspecta, Inc.	469	12,447
Sabre Corp.	701	16,460

	Shares	Value
Science Applications International Corp.	151	$12,476
Sykes Enterprises, Inc. (a)	248	7,662
The Hackett Group, Inc.	351	5,935
The Western Union Co.	1,032	25,862
TTEC Holdings, Inc.	131	6,205
WEX, Inc. (a)	103	19,486

		361,878

Semiconductors & Semiconductor Equipment – 2.7%
Advanced Energy Industries, Inc. (a)	157	9,279
Cabot Microelectronics Corp.	93	14,054
Cirrus Logic, Inc. (a)	194	13,184
Diodes, Inc. (a)	188	8,770
Entegris, Inc.	374	17,952
Kulicke & Soffa Industries, Inc.	358	8,501
MKS Instruments, Inc.	158	17,099
Monolithic Power Systems, Inc.	105	15,742
ON Semiconductor Corp. (a)	1,001	20,420
Photronics, Inc. (a)	644	7,599
Power Integrations, Inc.	109	9,931
SolarEdge Technologies, Inc. (a)	152	12,914
Teradyne, Inc.	415	25,406
Universal Display Corp.	100	20,018
Xperi Corp.	324	6,579

		207,448

Software – 4.5%
ACI Worldwide, Inc. (a)	361	11,332
Alteryx, Inc. Class A (a)	92	8,418
American Software, Inc. Class A	416	6,743
Aspen Technology, Inc. (a)	166	19,108
Blackbaud, Inc.	145	12,173
CDK Global, Inc.	328	16,577
Cerence, Inc. (a)	101	1,565
Coupa Software, Inc. (a)	130	17,874
Everbridge, Inc. (a)	100	6,951
Fair Isaac Corp. (a)	66	20,067
Five9, Inc. (a)	192	10,658
Guidewire Software, Inc. (a)	194	21,872
HubSpot, Inc. (a)	94	14,579
j2 Global, Inc.	144	13,674
LogMeIn, Inc.	158	10,377
Manhattan Associates, Inc. (a)	178	13,341
MicroStrategy, Inc. Class A (a)	54	8,275
Nuance Communications, Inc. (a)	819	13,366
Paycom Software, Inc. (a)	108	22,845
Paylocity Holding Corp. (a)	106	10,876
Progress Software Corp.	198	7,896
Qualys, Inc. (a)	120	10,240
RingCentral, Inc. Class A (a)	159	25,682
SPS Commerce, Inc. (a)	154	8,127
Tyler Technologies, Inc. (a)	90	24,167
Verint Systems, Inc. (a)	206	9,350

		346,133

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Schedule of Investments (Unaudited) – continued

Common Stocks – continued

	Shares	Value
INFORMATION TECHNOLOGY – continued
Technology Hardware, Storage & Peripherals – 0.5%
Dell Technologies, Inc. Class C (a)	354	$18,723
Xerox Holdings Corp.	531	18,017

		36,740

TOTAL INFORMATION TECHNOLOGY		1,220,490

MATERIALS – 4.9%
Chemicals – 1.6%
Balchem Corp.	124	12,550
Chase Corp.	72	8,435
Hawkins, Inc.	149	6,370
Innospec, Inc.	110	10,049
NewMarket Corp.	30	14,565
Quaker Chemical Corp.	57	8,714
Sensient Technologies Corp.	165	10,322
Stepan Co.	98	9,576
The Scotts Miracle-Gro Co.	125	12,549
Valvoline, Inc.	617	13,167
WR Grace & Co.	209	13,888

		120,185

Construction Materials – 0.2%
Eagle Materials, Inc.	158	14,432

Containers & Packaging – 1.6%
Amcor PLC	1,410	13,423
Aptargroup, Inc.	163	19,259
Berry Plastics Group, Inc. (a)	374	15,525
Crown Holdings, Inc. (a)	336	24,474
Owens-Illinois, Inc.	746	6,341
Sealed Air Corp.	428	17,878
Silgan Holdings, Inc.	342	10,523
Sonoco Products Co.	283	16,329

		123,752

Metals & Mining – 1.0%
Coronado Global Resources, Inc. (b)	3,088	5,109
Reliance Steel & Aluminum Co.	187	21,700
Royal Gold, Inc.	168	19,394
Steel Dynamics, Inc.	612	18,580
Warrior Met Coal, Inc.	354	6,896
Worthington Industries, Inc.	224	8,245

		79,924

Paper & Forest Products – 0.5%
Domtar Corp.	275	10,007
Louisiana-Pacific Corp.	487	14,235
Mercer International, Inc.	562	6,857
Schweitzer-Mauduit International, Inc.	233	9,434

		40,533

TOTAL MATERIALS		378,826

	Shares	Value
REAL ESTATE – 10.0%
Equity Real Estate Investment Trusts (REITs) – 9.8%
Agree Realty Corp.	141	$11,107
American Assets Trust, Inc.	183	8,960
American Campus Communities, Inc.	359	17,943
American Homes 4 Rent Class A	677	17,920
Apartment Investment & Management Co. Class A	376	20,635
Apple Hospitality REIT, Inc.	739	12,179
Brixmor Property Group, Inc.	815	17,946
CareTrust REIT, Inc.	383	9,284
CoreSite Realty Corp.	115	13,512
CubeSmart	486	15,406
Douglas Emmett, Inc.	424	18,368
EastGroup Properties, Inc.	109	14,601
EPR Properties	205	15,947
Equity Commonwealth	374	12,035
Essential Properties Realty Trust, Inc.	313	8,032
First Industrial Realty Trust, Inc.	367	15,454
Four Corners Property Trust, Inc.	321	9,197
Gaming and Leisure Properties, Inc.	503	20,301
Getty Realty Corp.	233	7,815
Healthcare Realty Trust, Inc.	389	13,526
Healthcare Trust of America, Inc. Class A	568	17,608
Highwoods Properties, Inc.	306	14,321
Industrial Logistics Properties Trust	364	7,731
Invitation Homes, Inc.	722	22,230
Kilroy Realty Corp.	250	20,982
Kimco Realty Corp.	1,032	22,250
Lamar Advertising Co. Class A	218	17,442
Lexington Realty Trust	906	9,857
Liberty Property Trust	366	21,620
Life Storage, Inc.	138	15,031
LTC Properties, Inc.	186	9,644
Mack-Cali Realty Corp.	382	8,182
Medical Properties Trust, Inc.	947	19,631
National Health Investors, Inc.	143	12,268
National Retail Properties, Inc.	388	22,857
National Storage Affiliates Trust	277	9,465
Omega Healthcare Investors, Inc.	504	22,196
Physicians Realty Trust	631	11,781
Piedmont Office Realty Trust, Inc. Class A	494	11,085
Preferred Apartment Communities, Inc. Class A	428	6,129
PS Business Parks, Inc.	66	11,916
Retail Properties of America, Inc. Class A	835	11,490
Rexford Industrial Realty, Inc.	290	13,946
Service Properties Trust	510	12,903
Spirit Realty Capital, Inc.	274	13,656
STORE Capital Corp.	493	19,966
Sunstone Hotel Investors, Inc.	829	11,200
Terreno Realty Corp.	212	11,959

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Common Stocks – continued

	Shares	Value
REAL ESTATE – continued
Equity Real Estate Investment Trusts (REITs) – continued
Urstadt Biddle Properties, Inc. Class A	296	$7,202
VEREIT, Inc.	2,314	22,770
VICI Properties, Inc.	896	21,101
Weingarten Realty Investors	403	12,787

		753,374

Real Estate Management & Development – 0.2%
RE/MAX Holdings, Inc. Class A	212	7,091
The RMR Group, Inc. Class A	119	5,760

		12,851

TOTAL REAL ESTATE		766,225

UTILITIES – 2.7%
Electric Utilities – 1.6%
ALLETE, Inc.	161	13,856
Avangrid, Inc.	216	10,811
Hawaiian Electric Industries, Inc.	331	14,945
IDACORP, Inc.	150	16,143
OGE Energy Corp.	501	21,573
Otter Tail Corp.	183	10,372
PNM Resources, Inc.	263	13,715
Portland General Electric Co.	269	15,301
Spark Energy, Inc. Class A	572	5,474

		122,190

Gas Utilities – 0.4%
ONE Gas, Inc.	161	14,947
Spire, Inc.	164	13,786

		28,733

	Shares	Value
Independent Power and Renewable Electricity Producers – 0.1%
Clearway Energy, Inc. Class C	521	$9,446

Multi-Utilities – 0.4%
Black Hills Corp.	173	13,637
NorthWestern Corp.	179	12,981
Unitil Corp.	129	8,033

		34,651

Water Utilities – 0.2%
American States Water Co.	143	13,604

TOTAL UTILITIES		208,624

TOTAL COMMON STOCKS (Cost $7,233,510)		7,667,401

TOTAL INVESTMENT IN SECURITIES – 99.9% (Cost $7,233,510)		7,667,401

NET OTHER ASSETS (LIABILITIES) – 0.1%		4,569

NET ASSETS – 100.0%		$7,671,970

Legend

(a)	Non-income producing.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,109 or of net assets.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

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The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

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